Goldman Sachs Large Cap Value Fund
Goldman Sachs Large Cap Value Fund—Summary
Investment Objective
The Goldman Sachs Large Cap Value Fund (the “Fund”) seeks long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $50,000 in Goldman Sachs Funds. More information about these and other discounts is available from your financial professional and in “Shareholder Guide—Common Questions Applicable to the Purchase of Class A Shares” beginning on page 62 of this Prospectus and “Other Information Regarding Maximum Sales Charge, Purchases, Redemptions, Exchanges and Dividends” beginning on page B-103 of the Fund’s Statement of Additional Information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Goldman Sachs Large Cap Value Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or sale proceeds)	[1]	none	5.00%	1.00%	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") is imposed on Class B Shares redeemed within six years of purchase, declining from a rate of 5% in the first year to 1% in the sixth year, and eliminated thereafter. A CDSC of 1% is imposed on Class C Shares redeemed within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Goldman Sachs Large Cap Value Fund		Class A	Class B	Class C	Institutional	Service	Class IR	Class R
Management Fees		0.73%	0.73%	0.73%	0.73%	0.73%	0.73%	0.73%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none	none	none	0.50%
Other Expenses		0.21%	0.21%	0.21%	0.06%	0.56%	0.21%	0.21%
Service Fees		none	none	none	none	0.25%	none	none
Shareholder Administration Fees		none	none	none	none	0.25%	none	none
All Other Expenses		0.21%	0.21%	0.21%	0.06%	0.06%	0.21%	0.21%
Total Annual Fund Operating Expenses		1.19%	1.94%	1.94%	0.79%	1.29%	0.94%	1.44%
Expense Limitation	[1]	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)	(0.03%)
Total Annual Fund Operating Expenses	[2][3]	1.16%	1.91%	1.91%	0.76%	1.26%	0.91%	1.41%
[1]	The Investment Adviser has agreed to reduce or limit "Other Expenses" (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, shareholder administration fees, taxes, interest, brokerage fees, litigation, indemnification, shareholder meeting and other extraordinary expenses) to 0.004% of the Fund's average daily net assets. These arrangements will remain in effect through at least December 29, 2014, and prior to such date, the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees. The Fund's "Other Expenses" may be further reduced by any custody and transfer agency fee credits received by the Fund.
[2]	After Expense Limitation
[3]	The Fund's "Total Annual Fund Operating Expenses" and "Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation" have been restated to reflect the fee waiver and expense limitation currently in effect.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares of the Fund for the time periods indicated and then redeem all of your Class A, Class B, Class C, Institutional, Service, Class IR and/or Class R Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Assuming complete redemption at end of period
Expense Example Goldman Sachs Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	662	904	1,166	1,911
Class B Shares	694	906	1,244	2,067
Class C Shares	294	606	1,044	2,262
Institutional Shares	78	249	436	975
Service Shares	128	406	705	1,554
Class IR Shares	93	297	517	1,152
Class R Shares	144	453	784	1,722

Assuming no redemption
Expense Example, No Redemption Goldman Sachs Large Cap Value Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class B Shares	194	606	1,044	2,067
Class C Shares	194	606	1,044	2,262

Portfolio Turnover
The Fund pays transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in the annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2013 was 98% of the average value of its portfolio.
Principal Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets plus any borrowings for investment purposes (measured at time of purchase) (“Net Assets”) in a diversified portfolio of equity investments in large-cap U.S. issuers with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell 1000® Value Index at the time of investment. As of September 30, 2013, the capitalization range of the Russell 1000® Value Index was between $889 million and $428.7 billion. Although the Fund will invest primarily in publicly traded U.S. securities, it may invest in foreign securities, including securities quoted in foreign currencies.

The Fund seeks its investment objective by investing in value opportunities that the Investment Adviser defines as companies with identifiable competitive advantages whose intrinsic value is not reflected in the stock price. The Fund’s equity investment process involves: (1) using multiple industry-specific valuation metrics to identify real economic value and company potential in stocks, screened by valuation, profitability and business characteristics; (2) conducting in-depth company research and assessing overall business quality; and (3) buying those securities that a sector portfolio manager recommends, taking into account feedback from the rest of the portfolio management team. The Investment Adviser may decide to sell a position for various reasons, including valuation and price considerations, readjustment of the Investment Adviser’s outlook based on subsequent events, the Investment Adviser’s ongoing assessment of the quality and effectiveness of management, if new investment ideas offer the potential for better risk/reward profiles than existing holdings, or for risk management purposes. In addition, the Investment Adviser may sell a position in order to meet shareholder redemptions.

The Fund may also invest in fixed income securities, such as government, corporate and bank debt obligations.

The Fund’s benchmark index is the Russell 1000® Value Index.
Principal Risks of the Fund
Loss of money is a risk of investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency. The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective. Investments in the Fund involve substantial risks which prospective investors should consider carefully before investing.

Investment Style Risk.  Different investment styles (e.g., “growth”, “value” or “quantitative”) tend to shift in and out of favor depending upon market and economic conditions and investor sentiment. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Market Risk.  The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets.

Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class A Shares from year to year; and (b) how the average annual total returns of the Fund’s Class A, Class B, Class C, Institutional, Service, Class IR and Class R Shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at www.gsamfunds.com/performance or by calling the appropriate phone number on the back cover of this Prospectus.

The bar chart (including “Best Quarter” and “Worst Quarter” information) does not reflect the sales loads applicable to Class A Shares. If the sales loads were reflected, returns would be less. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
TOTAL RETURN CALENDAR YEAR (CLASS A)

The total return for Class A Shares for the 9-month period ended September 30, 2013 was 21.72%. Best Quarter Q3 ‘09 +15.37% Worst Quarter Q4 ‘08 –21.77%
AVERAGE ANNUAL TOTAL RETURN For the period ended December 31, 2012
Average Annual Total Returns Goldman Sachs Large Cap Value Fund	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A Shares	12.57%	(1.84%)	5.79%	3.69%	Dec. 15, 1999
Class A Shares Returns After Taxes on Distributions	12.38%	(1.98%)	5.26%	3.23%	Dec. 15, 1999
Class A Shares Returns After Taxes on Distributions and Sale of Fund Shares	8.41%	(1.57%)	4.94%	3.07%	Dec. 15, 1999
Class A Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.46%	0.59%	7.37%	4.48%	Dec. 15, 1999
Class B Shares	13.24%	(1.86%)	5.75%	3.65%	Dec. 15, 1999
Class B Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.46%	0.59%	7.37%	4.48%	Dec. 15, 1999
Class C Shares	17.27%	(1.47%)	5.59%	3.35%	Dec. 15, 1999
Class C Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.46%	0.59%	7.37%	4.48%	Dec. 15, 1999
Institutional Shares	19.56%	(0.34%)	6.81%	4.53%	Dec. 15, 1999
Institutional Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.46%	0.59%	7.37%	4.48%	Dec. 15, 1999
Service Shares	19.05%	(0.83%)	6.29%	4.06%	Dec. 15, 1999
Service Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.46%	0.59%	7.37%	4.48%	Dec. 15, 1999
Class IR Shares	19.43%	(0.47%)		(0.42%)	Nov. 30, 2007
Class IR Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.46%	0.59%		0.39%	Nov. 30, 2007
Class R Shares	18.81%	(0.96%)		(0.89%)	Nov. 30, 2007
Class R Shares Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	17.46%	0.59%		0.39%	Nov. 30, 2007

The after-tax returns are for Class A Shares only. The after-tax returns for Class B, Class C, Institutional, Service and Class IR Shares, and returns for Class R Shares (which are offered exclusively to employee benefit plans), will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.